Investment in equity investee	12 Months Ended
Mar. 31, 2021
Equity Method Investments And Joint Ventures [Abstract]
Investment in equity investee

10. Investment in equity investee

Investment in equity investee, consists of the following:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In thousand)
Investment in associate	26	26	0.4
Total	26	26	0.4

During the year ended March 31, 2020, Azure Power India Private Limited (“APIPL”) won a tender issued by Solar Energy Corporation of India Limited (SECI) pursuant to which APIPL has agreed to a firm purchase commitment with a solar module manufacturer to procure 2,800 MWs of modules. Pursuant to the terms of the tender, APIPL was required to enter into a joint venture agreement on January 6, 2020 with a third party to establish a manufacturing facility with a capacity of manufacturing 500 MW solar PV modules per annum. Currently, the Company is in the process of agreeing the terms of the PPA with SECI.

Accordingly, the Company had invested INR 0.026 million (US$ 0.0004 million) to acquire 26% of the equity shares in a newly formed company incorporated as part of the joint venture agreement to establish a manufacturing facility (investee) and is committed to further invest 26% of the equity required for construction of the manufacturing facility, and procure modules, in compliance with the terms of the aforementioned tender.